Short-Term Borrowings and Long-Term Debt (Short-Term Borrowings) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Short-term Debt [Line Items]
Short-term borrowings	¥ 618,618	¥ 496,093
Unsecured Loans Weighted Average Interest Rate 3.95%
Short-term Debt [Line Items]
Short-term borrowings		64,480
Unsecured Loans Weighted Average Interest Rate 2.52%
Short-term Debt [Line Items]
Short-term borrowings	55,186
Secured Loans Weighted Average Interest Rate 0.12%
Short-term Debt [Line Items]
Short-term borrowings		27
Repurchase agreement, weighted average interest rate 0.18%
Short-term Debt [Line Items]
Short-term borrowings		335,586
Repurchase agreement, weighted average interest rate 0.56%
Short-term Debt [Line Items]
Short-term borrowings	432,820
Secured Call Money Weighted Average Interest Rate 0.07%
Short-term Debt [Line Items]
Short-term borrowings		¥ 96,000
Secured Call Money Weighted Average Interest Rate 0.18%
Short-term Debt [Line Items]
Short-term borrowings	¥ 130,612